CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss) from continuing operations	$ 3,028,394	$ (5,429,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20,777	23,132
Amortization of debt discount	136,518	253,823
Conversion and note issuance cost	11,250	0
Share issuance for service rendered	25,000	0
Other (income) or loss	0	(150,250)
Goodwill impairment	0	2,092,048
Loss on finance penalties and fees	0	2,063,916
Gain on refinance of debt	0	(1,397,271)
Gain on forgiveness of debt	(115,448)	0
(Increase) decrease in:
Accounts receivable	(6,701,334)	(597,521)
Right of use - assets	(70,136)	64,696
Prepaids and other current assets	(2,481)	8,058
Increase (decrease) in:
Accounts payable and accrued expense	341,261	750,878
Due to related party	0	36,988
Accrued officers compensation	982,500	873,506
Accrued interest	486,165	379,428
Right of use - liabilities	49,547	(71,371)
Net cash used in operating activities	(1,807,987)	(1,099,461)
Net cash used in Discontinued Operations – Operating	86,520	(51,216)
Net cash used in operating activities	(1,721,467)	(1,150,677)
FINANCING ACTIVITIES
Repayments to directors and officers	(2,195)	(3,573)
Proceeds from convertible notes payable	421,375	879,083
Repayment of SBA loans	0	(3,068)
Proceeds from line of credit	2,164,438	0
Repayment of line of credit	(39,293)	0
Repayment to convertible notes payable	(175,000)	(5,908)
Dividend on preferred stock	0	(102,740)
Issuance of preferred stock	0	25,000
Net cash provided by financing activities	2,369,325	788,794
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	647,858	(361,883)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	219,085	580,968
CASH AND CASH EQUIVALENTS, END OF YEAR	866,943	219,085
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the year for Interest	239,296	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common stock issued upon conversion of notes payable	199,889	0
Preferred stock issued for business acquisition	0	3,275,000
Preferred stock issued upon exchange of defaulted convertible notes payable	$ 0	$ 1,500,000